Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	CK0001649373
Entity Registrant Name	SANTANDER UK GROUP HOLDINGS PLC
Entity Central Index Key	0001649373
Current Fiscal Year End Date	--12-31